KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 2,175,627	$ 2,092,122	$ 1,587,773
Share-based incentives	480,450	8,117,254	3,415,108
Total	$ 2,656,077	$ 10,209,376	$ 5,002,881